787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Specialty Series

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (“Registrant”), we hereby transmit for filing with the Securities and Exchange Commission Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to Registrant’s Registration Statement on Form N-14 (File No. 333-180670) filed on April 11, 2012 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica Focused Alpha Large-Cap Fund (the “Alpha Large-Cap Fund”), a series of Registrant, of all of the assets and liabilities of the Focused Growth and Income Portfolio, a series of SunAmerica Series, Inc., in exchange for Class A and Class C shares of the Alpha Large-Cap Fund. The Amendment is being filed solely to delay the effectiveness of the Registration Statement.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.

Margery K. Neale, Willkie Farr & Gallagher LLP

Diana N. Huffman, Esq., Willkie Farr & Gallagher LLP

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